Restructuring charges/other - Components of restructuring charges (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			36 Months Ended	3 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended			36 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 2013 Action	Dec. 31, 2013 2012 Action	Dec. 31, 2012 2012 Action	Dec. 31, 2011 2012 Action	Dec. 31, 2013 2012 Action	Dec. 31, 2013 Prior Actions	Dec. 31, 2012 Prior Actions	Dec. 31, 2011 Prior Actions	Dec. 31, 2013 Prior Actions	Dec. 31, 2013 Severance and benefits cost 2013 Action	Dec. 31, 2012 Severance and benefits cost 2013 Action	Dec. 31, 2011 Severance and benefits cost 2013 Action	Dec. 31, 2013 Severance and benefits cost 2013 Action	Dec. 31, 2013 Severance and benefits cost 2012 Action	Dec. 31, 2012 Severance and benefits cost 2012 Action	Dec. 31, 2011 Severance and benefits cost 2012 Action	Dec. 31, 2013 Severance and benefits cost 2012 Action	Dec. 31, 2013 Severance and benefits cost Prior Actions	Dec. 31, 2012 Severance and benefits cost Prior Actions	Dec. 31, 2011 Severance and benefits cost Prior Actions	Dec. 31, 2013 Severance and benefits cost Prior Actions	Dec. 31, 2013 Accelerated depreciation 2012 Action	Dec. 31, 2012 Accelerated depreciation 2012 Action	Dec. 31, 2011 Accelerated depreciation 2012 Action	Dec. 31, 2013 Accelerated depreciation 2012 Action	Dec. 31, 2013 Accelerated depreciation Prior Actions	Dec. 31, 2012 Accelerated depreciation Prior Actions	Dec. 31, 2011 Accelerated depreciation Prior Actions	Dec. 31, 2013 Accelerated depreciation Prior Actions	Dec. 31, 2013 Other exit costs 2012 Action	Dec. 31, 2012 Other exit costs 2012 Action	Dec. 31, 2011 Other exit costs 2012 Action	Dec. 31, 2013 Other exit costs 2012 Action	Dec. 31, 2013 Other exit costs Prior Actions	Dec. 31, 2012 Other exit costs Prior Actions	Dec. 31, 2011 Other exit costs Prior Actions	Dec. 31, 2013 Other exit costs Prior Actions
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 126	$ 400	$ 112	$ 638	$ 49	$ 38	$ 351	$ 0	$ 389	$ 39	$ 49	$ 112	$ 200	$ 49	$ 0	$ 0	$ 49	$ 30	$ 245	$ 0	$ 275	$ 6	$ 6	$ 107	$ 119	$ 6	$ 3	$ 0	$ 9	$ 5	$ 18	$ 5	$ 28	$ 2	$ 103	$ 0	$ 105	$ 28	$ 25	$ 0	$ 53
Gain on technology transfer		(315)	0	0
Gain on transfer of Japan substitutional pension	(144)	0	(144)	0
Other		0	8	0
Restructuring charges/other		$ (189)	$ 264	$ 112